PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 8:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$20,036	$16,298
Leasehold improvements	3,386	3,477
Office furniture and equipment	2,617	1,812

	26,039	21,587
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	12,765	11,309
Leasehold improvements	1,961	2,153
Office furniture and equipment	1,490	1,114

	16,216	14,576

Depreciated cost	$9,823	$7,011

Depreciation expenses for the years ended December 31, 2015, 2014 and 2013 were $3,249, $2,746 and $3,445, respectively.

In 2014, the Company commenced a project for a global roll-out of its Enterprise Resource Planning systems ("ERP"). The Company capitalizes costs incurred related to the system according to of FASB ASC 350-40, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. As of December 31, 2015 the Company capitalized an amount of $ 3,774 which are included in "Computers, software, manufacturing, laboratory equipment and demonstration equipment".